OTHER LONG-TERM ASSETS (Tables)	3 Months Ended
Dec. 31, 2013
OTHER LONG-TERM ASSETS [Abstract]
Schedule of other long term assets
Other long-term assets consisted of the following:

	December 31, 2013	September 30, 2013

Auction rate securities	$6,087	$7,966
Other long-term assets	2,806	3,086
Other long-term investments	1,636	1,375
Total	$10,529	$12,427